Equity - Schedule of Warrants Activity (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Number of Warrants Outstanding, beginning balance	2,362,615	922,203
Number of Warrants Outstanding, Granted	1,603,214	1,699,857
Number of Warrants Outstanding, Exercised	(100,000)
Number of Warrants Outstanding, Forfeited	(181,067)	(259,445)
Number of Warrants Outstanding, ending balance	3,684,762	2,362,615
Number of Warrants Outstanding, Exercisable	3,684,762
Weighted-average exercise price, Outstanding beginning balance	$ 16.34	$ 49.80
Weighted-average exercise price, Granted	2.82	3.50
Weighted-average exercise price, Exercised	3.50
Weighted-average exercise price, Forfeited	50.28	51.01
Weighted-average exercise price, Outstanding ending balance	9.14	$ 16.34
Weighted-average exercise price, Exercisable	$ 9.14
Weighted Average Remaining Life In Years, Outstanding beginning balance	2 years 2 months 12 days	1 year 8 months 12 days
Weighted Average Remaining Life, Granted	0 years	0 years
Weighted Average Remaining Life, Exercised	0 years	0 years
Weighted Average Remaining Life, Forfeited	7 years 1 month 6 days	0 years
Weighted Average Remaining Life, Outstanding ending balance	7 years 1 month 6 days	2 years 2 months 12 days
Weighted Average Remaining Life, Exercisable	7 years 1 month 6 days